Offerings	Apr. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	253.605
Maximum Aggregate Offering Price	$ 126,802,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 19,413.46
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.01 (the “Common Stock”), and Class A Common Stock, par value $0.01 ("Class A Common Stock"), as may be issuable under the HEICO Savings and Investment Plan, as amended (the “Plan”), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration, which results in an increase in the number of outstanding shares of Common Stock and Class A Common Stock. Represents additional shares of Common Stock and Class A Common Stock of HEICO Corporation issuable under the Plan. Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share, maximum aggregate offering price and registration fee are based on a price of $253.605 per share of Common Stock, which price is an average of the high and low sales prices of the Common Stock as reported on The New York Stock Exchange on April 14, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	203.025
Maximum Aggregate Offering Price	$ 101,512,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,541.56
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.01 (the “Common Stock”), and Class A Common Stock, par value $0.01 ("Class A Common Stock"), as may be issuable under the HEICO Savings and Investment Plan, as amended (the “Plan”), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration, which results in an increase in the number of outstanding shares of Common Stock and Class A Common Stock. Represents additional shares of Common Stock and Class A Common Stock of HEICO Corporation issuable under the Plan. Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share, maximum aggregate offering price and registration fee are based on a price of $203.025 per share of Class A Common Stock, which price is an average of the high and low sales prices of the Class A Common Stock as reported on The New York Stock Exchange on April 14, 2025.